Risks and Concentration - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Number of Customers		0
Revenue Benchmark [Member] | Royal Canin China Co., Ltd [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
CNY [Member]
Concentration Risk [Line Items]
Foreign currency increase (decrease) percentage	8.50%	(2.30%)